OPERATING SEGMENTS (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) segment		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Segment reporting information
Number of operating segments | segment									3
Revenues, net of interest expense	$ 17,017	$ 17,447	$ 17,753	$ 19,667	$ 16,832	$ 17,677	$ 20,036	$ 20,956	$ 71,884		$ 75,501		$ 75,067
Provision (benefits) for income taxes	771	1,193	1,155	2,332	1,116	777	52	580	5,451		2,525		4,430
Income (loss) from continuing operations	3,179	4,669	6,193	7,977	4,325	3,177	1,057	2,548	22,018		11,107		19,471
Identifiable assets	2,291,413				2,260,090				2,291,413		2,260,090
Provisions for credit losses and for benefits and claims	(465)	$ (192)	$ (1,066)	$ (2,055)	(46)	$ 2,384	$ 8,197	$ 6,960	(3,778)	[1]	17,495	[1]	8,383	[1]
Total Citicorp and Corporate/Other
Segment reporting information
Revenues, net of interest expense									71,884		75,501		75,067
Provision (benefits) for income taxes									5,451		2,525		4,430
Income (loss) from continuing operations									22,018		11,107		19,471
Identifiable assets	2,291,000				2,260,000				2,291,000		2,260,000
Operating Segments | Institutional Clients Group
Segment reporting information
Revenues, net of interest expense									39,836		41,093		36,109
Provision (benefits) for income taxes									4,069		3,077		3,216
Income (loss) from continuing operations									14,308		10,811		11,666
Identifiable assets	1,613,000				1,592,000				1,613,000		1,592,000
Provisions for credit losses and for benefits and claims									(2,500)		4,900		500
Operating Segments | Personal Banking and Wealth Management
Segment reporting information
Revenues, net of interest expense									23,327		25,140		26,214
Provision (benefits) for income taxes									2,207		334		1,374
Income (loss) from continuing operations									7,734		1,322		5,047
Identifiable assets	464,000				453,000				464,000		453,000
Provisions for credit losses and for benefits and claims									(1,200)		9,900		6,200
Operating Segments | Legacy Franchises
Segment reporting information
Revenues, net of interest expense									8,251		9,454		11,246
Provision (benefits) for income taxes									63		(33)		634
Income (loss) from continuing operations									(9)		(142)		1,580
Identifiable assets	125,000				131,000				125,000		131,000
Provisions for credit losses and for benefits and claims									(100)		2,700		1,700
Corporate/Other
Segment reporting information
Revenues, net of interest expense									470		(186)		1,498
Provision (benefits) for income taxes									(888)		(853)		(794)
Income (loss) from continuing operations									(15)		(884)		$ 1,178
Identifiable assets	$ 89,000				$ 84,000				$ 89,000		$ 84,000

[1]	This total excludes the provision for credit losses on AFS securities, which is disclosed separately above.